Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings per Share
Schedule of earnings per share
	December 31, 2021	December 31, 2020
Net income for the year attributable to common shareholders (1)	266,622	361,013
Weighted average number of common shares (in thousands of shares)	1,088,746	1,866,722
Basic and diluted earnings per share for profit attributable to common shareholders (in R$)	0.24	0.19
Net income for the year attributable to preferred shareholders (1)	209,569	NA
Weighted average number of preferred shares (in thousands of shares)	777,976	NA
Basic and diluted earnings per share for profit attributable to preferred shareholders (in R$)	0.27	NA

(1)     Net income attributable to common and preferred shareholders is based on the allocation of total net income based on the respective weighted average number of shares adjusted to reflect a 10% higher allocation of profit per share for preferred shareholders compared to common shareholders in line with the 10% higher preference in dividend distribution.